Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000125912 | FR_922GGL908
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000125912 | FR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125912 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125912 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125912 | FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125912 | FR_91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125912 | FR_55261FAQ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_49306SAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_45866FAV6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | FR_29365TAF1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125912 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000125912 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125912 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000125912 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125912 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125912 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000125912 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125912 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125912 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125912 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125912 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072676 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000072676 | FR_91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072676 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072676 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072676 | FR_91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072676 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072676 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072676 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072676 | FR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072676 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072676 | AssetU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000072676 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000072676 | AssetOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000072676 | AssetFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000072676 | AssetFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000072676 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000072676 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072676 | AssetUniform Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072676 | AssetGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000072677 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000072677 | FR_91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072677 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072677 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000072677 | FR_91282CNJ6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000072677 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072677 | FR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000072677 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000072677 | FR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072677 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000072677 | AssetU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000072677 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000072677 | AssetOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000072677 | AssetFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000072677 | AssetFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000072677 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000072677 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072677 | AssetUniform Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072677 | AssetGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072677 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072677 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000162345 | FR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000162345 | FR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000162345 | FR_46429B663
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000162345 | FR_46431W507
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162345 | FR_464286533
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000162345 | FR_464286806
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162345 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000162345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162345 | SectorPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004536 | FR_313397JS1_0.000000_2025-07-28
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004536 | FR_313385HY5_0.000000_2025-07-10
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004536 | FR_912797PU5_0.000000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004536 | FR_313385KC9_0.000000_2025-08-07
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004536 | FR_313385HV1_0.000000_2025-07-07
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004536 | FR_313385JE7_0.000000_2025-07-16
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004536 | FR_912797PF8_0.000000_2025-07-24
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004536 | FR_313313KK3_0.000000_2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004536 | FR_313385JU1_0.000000_2025-07-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004536 | FR_313385KY1_0.000000_2025-08-27
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004536 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000004536 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000004536 | AssetShort-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000072678 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072678 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072678 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000072678 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000072678 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072678 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000072678 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072678 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072678 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000072678 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072678 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072678 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072678 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072679 | FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072679 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000072679 | FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000072679 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000072679 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072679 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000072679 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072679 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072679 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000072679 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072679 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072679 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072679 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072680 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072680 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072680 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072680 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072680 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072680 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072680 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072680 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072680 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072680 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072680 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072680 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000072680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000072680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000072680 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072680 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000072680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000072681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000072681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000072681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072681 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072681 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072681 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072681 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000072681 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072681 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000072681 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000072681 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000072681 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072681 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000072681 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000072681 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000072681 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140836 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000140836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000140836 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000140836 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140836 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140836 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140836 | FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140836 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140836 | FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140836 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000140836 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000140836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000140836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000140836 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140837 | FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140837 | FR_913915104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140837 | FR_464287648
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140837 | FR_45245E109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_030111207
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | FR_87650L103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140837 | FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140837 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140837 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000140837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000140837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000140837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000140837 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000140837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000140837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000140837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140837 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072687 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000072687 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072687 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072687 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000072687 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072687 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000072687 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072687 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072687 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072687 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072687 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072687 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072687 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000072686 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000072686 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000072686 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000072686 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000072686 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072686 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000072686 | FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072686 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072686 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000072686 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000072686 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072686 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000072686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000072686 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072686 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000140840 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140840 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140840 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140840 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140840 | FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140840 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140840 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_929740108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140840 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140840 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000140840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000140840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000140840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000140840 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000140840 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000140840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000140840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000140840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000140838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140838 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140838 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140838 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140838 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000140838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000140838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140838 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000140838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000140838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000140838 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000140839 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000140839 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140839 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000140839 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140839 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140839 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140839 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140839 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140839 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140839 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140839 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000140839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000140839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000140839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140839 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000140839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000140839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000140839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%